SCHEDULE OF CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Capitalized software, net - beginning balance, December 31, 2024	$ 1,540,121
Capitalized software development costs - 2025	270,531	1,701,471
Less accumulated amortization	(100,000)	(161,350)	$ (18,463)	$ 0
Capitalized software development costs, net	$ 1,710,652	$ 1,540,121